Schedule of Investments (unaudited) September 30, 2020	BlackRock Energy and Resources Trust (BGR) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Energy Equipment & Services(a) — 4.0%
Baker Hughes Co.	214,622	$2,852,326
Schlumberger NV	335,317	5,217,533

		8,069,859

Oil, Gas & Consumable Fuels — 94.5%
Aker BP ASA	132,921	2,077,846
BP PLC	4,704,350	13,604,879
Cairn Energy PLC(b)	1,179,626	2,189,163
Canadian Natural Resources Ltd.	111,474	1,786,531
Chevron Corp.(a)	379,973	27,358,056
CNOOC Ltd.	3,159,000	3,038,573
Concho Resources, Inc.(a)	70,197	3,097,092
ConocoPhillips(a)	288,489	9,473,979
Enbridge, Inc.	165,100	4,823,244
EOG Resources, Inc.(a)	157,184	5,649,193
Exxon Mobil Corp.(a)(c)	120,661	4,142,292
Galp Energia SGPS SA	422,898	3,922,584
Hess Corp.(a)	141,550	5,793,642
Kinder Morgan, Inc.(a)	682,614	8,416,631
Kosmos Energy Ltd.	1,821,665	1,777,216
Lukoil PJSC, ADR	32,091	1,854,247
Lundin Energy AB	213,522	4,234,315
Marathon Petroleum Corp.(a)	169,138	4,962,509
Oil Search Ltd.	984,713	1,883,491
Petroleo Brasileiro SA, ADR(a)	500,251	3,561,787
Pioneer Natural Resources Co.(a)	72,358	6,222,064
Royal Dutch Shell PLC, Class A, ADR(a)	700,803	17,639,212
Santos Ltd.	755,530	2,671,389
Suncor Energy, Inc.	567,269	6,927,110
TC Energy Corp.	226,316	9,501,006
Total SA	570,080	19,578,003

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.(a)	108,422	$4,696,841
Williams Cos., Inc.(a)	439,351	8,633,247

		189,516,142

Total Long-Term Investments — 98.5% (Cost: $291,883,738)		197,586,001

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(d)(e)	4,806,251	4,806,251

Total Short-Term Securities — 2.4% (Cost: $4,806,251)		4,806,251

Total Investments Before Options Written — 100.9% (Cost: $296,689,989)		202,392,252

Options Written — (0.4)% (Premiums Received: $(2,512,561))		(836,856)

Total Investments, Net of Options Written — 100.5% (Cost: $294,177,428)		201,555,396

Liabilities in Excess of Other Assets — (0.5)%		(909,235)

Net Assets — 100.0%		$200,646,161

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$12,745,390	$—	$(7,939,139	)(a)	$—	$—	$4,806,251	4,806,251	$41,063	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
ConocoPhillips	224	10/02/20	USD	43.00	USD	736	$(672)
Petroleo Brasileiro SA, ADR	242	10/02/20	USD	9.50	USD	172	(726)
Pioneer Natural Resources Co.	28	10/02/20	USD	110.00	USD	241	(280)
Royal Dutch Shell PLC, Class A, ADR	507	10/02/20	USD	31.50	USD	1,276	(17,745)
Williams Cos., Inc.	485	10/02/20	USD	22.50	USD	953	(2,425)

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Canadian Natural Resources Ltd.	300	10/09/20	CAD	24.50	CAD	640	$(1,127)
Concho Resources, Inc.	120	10/09/20	USD	53.50	USD	529	(1,800)
ConocoPhillips	539	10/09/20	USD	39.00	USD	1,770	(1,078)
Enbridge, Inc.	77	10/09/20	CAD	42.00	CAD	300	(289)
EOG Resources, Inc.	309	10/09/20	USD	47.00	USD	1,111	(2,781)
Hess Corp.	290	10/09/20	USD	49.00	USD	1,187	(2,610)
Kinder Morgan, Inc.	642	10/09/20	USD	14.25	USD	792	(164)
Marathon Petroleum Corp.	50	10/09/20	USD	37.50	USD	147	(650)
Petroleo Brasileiro SA, ADR	854	10/09/20	USD	9.23	USD	608	(30)
Pioneer Natural Resources Co.	58	10/09/20	USD	106.00	USD	499	(870)
Royal Dutch Shell PLC, Class A, ADR	641	10/09/20	USD	29.00	USD	1,613	(3,205)
Schlumberger NV	394	10/09/20	USD	21.00	USD	613	(1,576)
Williams Cos., Inc.	241	10/09/20	USD	21.95	USD	474	(401)
Baker Hughes Co.	392	10/16/20	USD	17.00	USD	521	(5,880)
Canadian Natural Resources Ltd.	123	10/16/20	CAD	29.00	CAD	262	(277)
Chevron Corp.	270	10/16/20	USD	92.50	USD	1,944	(1,620)
ConocoPhillips	254	10/16/20	USD	41.00	USD	834	(4,826)
Enbridge, Inc.	383	10/16/20	CAD	46.00	CAD	1,490	(575)
Exxon Mobil Corp.	107	10/16/20	USD	45.00	USD	367	(268)
Kinder Morgan, Inc.	641	10/16/20	USD	14.00	USD	790	(1,603)
Marathon Petroleum Corp.	214	10/16/20	USD	40.00	USD	628	(1,391)
Petroleo Brasileiro SA, ADR	76	10/16/20	USD	9.00	USD	54	(152)
Pioneer Natural Resources Co.	13	10/16/20	USD	95.00	USD	112	(1,008)
Schlumberger NV	430	10/16/20	USD	20.00	USD	669	(1,505)
Suncor Energy, Inc.	1,654	10/16/20	CAD	23.00	CAD	2,689	(4,969)
TC Energy Corp.	92	10/16/20	CAD	64.00	CAD	514	(138)
TC Energy Corp.	149	10/16/20	CAD	66.00	CAD	833	(224)
TC Energy Corp.	185	10/16/20	CAD	62.00	CAD	1,034	(695)
Valero Energy Corp.	90	10/16/20	USD	50.00	USD	390	(1,305)
Williams Cos., Inc.	241	10/16/20	USD	22.00	USD	474	(2,410)
Chevron Corp.	127	10/23/20	USD	83.00	USD	914	(2,794)
Chevron Corp.	30	10/23/20	USD	85.00	USD	216	(600)
ConocoPhillips	16	10/23/20	USD	36.50	USD	53	(552)
EOG Resources, Inc.	96	10/23/20	USD	43.50	USD	345	(1,680)
Exxon Mobil Corp.	100	10/23/20	USD	39.00	USD	343	(1,450)
Kinder Morgan, Inc.	331	10/23/20	USD	14.00	USD	408	(1,324)
Marathon Petroleum Corp.	16	10/23/20	USD	36.00	USD	47	(264)
Marathon Petroleum Corp.	40	10/23/20	USD	35.00	USD	117	(800)
Pioneer Natural Resources Co.	177	10/23/20	USD	95.00	USD	1,522	(27,435)
Royal Dutch Shell PLC, Class A, ADR	863	10/23/20	USD	28.00	USD	2,172	(19,417)
Schlumberger NV	436	10/23/20	USD	19.50	USD	678	(2,834)
Valero Energy Corp.	42	10/23/20	USD	51.50	USD	182	(1,302)
Williams Cos., Inc.	532	10/23/20	USD	21.97	USD	1,045	(6,762)
Chevron Corp.	281	10/30/20	USD	80.00	USD	2,023	(23,323)
Concho Resources, Inc.	146	10/30/20	USD	46.00	USD	644	(27,375)
EOG Resources, Inc.	192	10/30/20	USD	40.50	USD	690	(10,464)
Exxon Mobil Corp.	110	10/30/20	USD	37.00	USD	378	(6,985)
Hess Corp.	247	10/30/20	USD	42.50	USD	1,011	(42,237)
Kinder Morgan, Inc.	330	10/30/20	USD	13.50	USD	407	(4,290)
Marathon Petroleum Corp.	214	10/30/20	USD	34.50	USD	628	(13,268)
Royal Dutch Shell PLC, Class A, ADR	675	10/30/20	USD	28.00	USD	1,699	(23,625)
Valero Energy Corp.	165	10/30/20	USD	50.00	USD	715	(9,735)
Williams Cos., Inc.	93	10/30/20	USD	20.86	USD	183	(4,011)
Chevron Corp.	263	11/06/20	USD	75.50	USD	1,894	(64,829)
Exxon Mobil Corp.	136	11/06/20	USD	37.00	USD	467	(11,764)
Kinder Morgan, Inc.	324	11/06/20	USD	12.68	USD	399	(11,455)
Marathon Petroleum Corp.	108	11/06/20	USD	31.00	USD	317	(17,226)
Petroleo Brasileiro SA, ADR	329	11/06/20	USD	8.00	USD	234	(6,087)
Valero Energy Corp.	110	11/06/20	USD	47.50	USD	477	(16,280)
Kinder Morgan, Inc.	324	11/13/20	USD	12.68	USD	400	(13,038)
Baker Hughes Co.	448	11/20/20	USD	17.00	USD	595	(6,720)
Chevron Corp.	205	11/20/20	USD	92.50	USD	1,476	(4,818)

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Energy and Resources Trust (BGR)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Chevron Corp.	267	11/20/20	USD	80.00	USD	1,922	$(38,047)
ConocoPhillips	86	11/20/20	USD	36.00	USD	282	(9,675)
Enbridge, Inc.	162	11/20/20	CAD	42.00	CAD	630	(3,467)
Petroleo Brasileiro SA, ADR	328	11/20/20	USD	8.00	USD	234	(8,036)
Suncor Energy, Inc.	490	11/20/20	CAD	20.00	CAD	797	(7,176)
TC Energy Corp.	434	11/20/20	CAD	60.00	CAD	2,426	(18,415)
Williams Cos., Inc.	117	11/20/20	USD	22.00	USD	230	(3,744)

							$(540,579)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Total SA	Morgan Stanley & Co. International PLC	15,600	10/07/20	EUR	33.11	EUR	457	$(3)
BP PLC	Goldman Sachs International	673,000	10/15/20	GBP	2.78	GBP	1,508	(1,363)
Galp Energia SGPS SA	Goldman Sachs International	96,000	10/20/20	EUR	9.19	EUR	759	(107)
Lundin Energy AB	Credit Suisse International	22,400	10/20/20	SEK	215.36	SEK	3,978	(1,092)
Total SA	Credit Suisse International	52,700	10/20/20	EUR	34.32	EUR	1,544	(3,682)
Aker BP ASA	Morgan Stanley & Co. International PLC	26,500	10/21/20	NOK	165.11	NOK	3,864	(1,321)
CNOOC Ltd.	Goldman Sachs International	380,000	10/21/20	HKD	8.42	HKD	2,833	(928)
BP PLC	Barclays Bank PLC	373,100	10/22/20	GBP	2.78	GBP	836	(669)
BP PLC	Credit Suisse International	596,500	11/04/20	GBP	2.53	GBP	1,337	(20,187)
Galp Energia SGPS SA	Morgan Stanley & Co. International PLC	62,100	11/04/20	EUR	8.86	EUR	491	(3,568)
Santos Ltd.	JPMorgan Chase Bank N.A.	41,400	11/04/20	AUD	5.27	AUD	204	(2,798)
Total SA	Credit Suisse International	75,800	11/04/20	EUR	30.94	EUR	2,220	(61,274)
CNOOC Ltd.	JPMorgan Chase Bank N.A.	800,000	11/06/20	HKD	8.32	HKD	5,964	(6,857)
Lukoil PJSC, ADR	Barclays Bank PLC	4,800	11/06/20	USD	66.53	USD	277	(1,944)
Lukoil PJSC, ADR	Morgan Stanley & Co. International PLC	2,000	11/06/20	USD	59.74	USD	116	(3,800)
Oil Search Ltd.	JPMorgan Chase Bank N.A.	239,000	11/06/20	AUD	2.92	AUD	638	(6,692)
Total SA	Goldman Sachs International	20,400	11/06/20	EUR	32.80	EUR	598	(7,899)
Aker BP ASA	Barclays Bank PLC	21,800	11/10/20	NOK	151.52	NOK	3,179	(10,009)
Lukoil PJSC, ADR	Barclays Bank PLC	5,100	11/10/20	USD	59.14	USD	295	(11,370)
Total SA	Credit Suisse International	49,400	11/10/20	EUR	29.30	EUR	1,447	(76,226)
BP PLC	Morgan Stanley & Co. International PLC	139,500	11/12/20	GBP	2.36	GBP	313	(13,263)
Lundin Energy AB	Credit Suisse International	35,000	11/12/20	SEK	193.07	SEK	6,216	(8,803)
Lundin Energy AB	Credit Suisse International	22,000	11/12/20	SEK	183.77	SEK	3,907	(13,197)
Santos Ltd.	Morgan Stanley & Co. International PLC	245,700	11/18/20	AUD	5.08	AUD	1,213	(29,512)
Oil Search Ltd.	Morgan Stanley & Co. International PLC	135,200	11/19/20	AUD	2.79	AUD	361	(9,713)

								$(296,277)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Energy and Resources Trust (BGR)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$8,069,859	$—	$—	$8,069,859
Oil, Gas & Consumable Fuels	134,461,652	55,054,490	—	189,516,142
Short-Term Securities
Money Market Funds	4,806,251	—	—	4,806,251

	$147,337,762	$55,054,490	$—	$202,392,252

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(504,718)	$(332,138)	$—	$(836,856)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

NOK	Norwegian Krone

SEK	Swedish Krona

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

OTC	Over-the-Counter

PJSC	Public Joint Stock Company

4